Fair Value Measurements (Details) (USD $)	11 Months Ended
	Dec. 29, 2013	Dec. 29, 2013 Fair Value, Measurements, Recurring [Member]		Apr. 28, 2013 Fair Value, Measurements, Recurring [Member]		Apr. 29, 2012 Fair Value, Measurements, Recurring [Member]		Dec. 29, 2013 Level 1 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 28, 2013 Level 1 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 29, 2012 Level 1 [Member] Fair Value, Measurements, Recurring [Member]		Dec. 29, 2013 Level 2 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 28, 2013 Level 2 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 29, 2012 Level 2 [Member] Fair Value, Measurements, Recurring [Member]		Dec. 29, 2013 Level 3 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 28, 2013 Level 3 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 29, 2012 Level 3 [Member] Fair Value, Measurements, Recurring [Member]		Apr. 28, 2013 Estimate of Fair Value, Fair Value Disclosure [Member] Level 2 [Member]	Apr. 29, 2012 Estimate of Fair Value, Fair Value Disclosure [Member] Level 2 [Member]	Apr. 28, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Apr. 29, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets:
Derivatives		$ 315,361,000	[1]	$ 68,892,000	[1]	$ 90,221,000	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 315,361,000	[1]	$ 68,892,000	[1]	$ 90,221,000	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]
Total assets at fair value		315,361,000		68,892,000		90,221,000		0		0		0		315,361,000		68,892,000		90,221,000		0		0		0
Liabilities:
Derivatives		206,134,000	[1]	79,871,000	[1]	15,379,000	[1]	0	[1]	0	[1]	0	[1]	206,134,000	[1]	79,871,000	[1]	15,379,000	[1]	0	[1]	0	[1]	0	[1]
Earn-out		0		0	[2]	46,881,000	[2]	0	[2]	0	[2]	0	[2]	0		0	[2]	0	[2]	0	[2]	0	[2]	46,881,000	[2]
Total liabilities at fair value		206,134,000		79,871,000		62,260,000		0		0		0		206,134,000		79,871,000		15,379,000		0		0		46,881,000
Business aquisition contingent consideration cash payment	60,000,000
Long-term Debt, Fair Value																										$ 5,350,000,000	$ 5,700,000,000	$ 4,870,000,000	$ 4,980,000,000

[1]	Foreign currency derivative contracts are valued based on observable market spot and forward rates and classified within Level 2 of the fair value hierarchy. Interest rate swaps are valued based on observable market swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency interest rate swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy. Cross-currency swaps are valued based on observable market spot and swap rates and classified within Level 2 of the fair value hierarchy. The total rate of return swap is valued based on observable market swap rates and the Company's credit spread, and is classified within Level 2 of the fair value hierarchy.
[2]	The Company acquired Foodstar in China in Fiscal 2011. Consideration for this acquisition included a potential earn-out payment in 2014 contingent upon certain net sales and EBITDA (earnings before interest, taxes, depreciation and amortization) targets during Fiscals 2013 and 2014. The fair value of the earn-out was estimated using a discounted cash flow model and is based on significant inputs not observed in the market and thus represents a Level 3 measurement. Key assumptions in determining the fair value of the earn-out include the discount rate, and revenue and EBITDA projections for Fiscals 2013 and 2014. As of April 29, 2012 there were no significant changes to the fair value of the earn-out recorded for Foodstar at the acquisition date. During the third quarter of Fiscal 2013, the Company renegotiated the terms of the earn-out agreement in order to give the Company additional flexibility in the future for growing its business in China, one of its largest and most important emerging markets. This renegotiation resulted in the settlement of the earn-out for a cash payment of $60.0 million (see Note 5 for additional information).